Debt Securities by Contractual Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Within 1 year, Amortized Cost	$ 8,382
Within 1 year, Fair Value	8,484
After 1 but within 5 years, Amortized Cost	25,699
After 1 but within 5 years, Fair Value	26,475
After 5 but within 10 years, Amortized Cost	17,223
After 5 but within 10 years, Fair Value	17,426
After 10 years, Amortized Cost	45,861
After 10 years, Fair Value	45,395
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	97,165
Available-for-Sale, Debt Securities, excluding Mortgage-Backed Securities	97,780
Mortgage-backed securities, Amortized Cost	76,738
Mortgage-backed securities, Fair Value	78,733
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	173,903
Available-for-sale Securities, Debt Securities	$ 176,513